Document and Entity Information	3 Months Ended
Sep. 30, 2020
Document And Entity Information
Entity Registrant Name	Sino-Global Shipping America, Ltd.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001422892
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	VA